As filed with the Securities and Exchange Commission on March 19, 2015

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 114	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 116	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 19th day of March 2015.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 19, 2015

/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 19, 2015

/s/ Scott M. Amero* Scott M. Amero	Trustee	March 19, 2015

/s/ Raymond J. Ball * Raymond J. Ball	Trustee	March 19, 2015

/s/ Donna J. Dean* Donna J. Dean	Trustee	March 19, 2015

/s/ Randall A. Hack* Randall A. Hack	Trustee	March 19, 2015

/s/ Robert Kasdin* Robert Kasdin	Trustee	March 19, 2015

/s/ Rodger F. Smith* Rodger F. Smith	Trustee	March 19, 2015

/s/ Ann M. Spruill* Ann M. Spruill	Trustee	March 19, 2015

485(b) Signatures

March 19, 2015

/s/ David G. Van Hooser
David G. Van Hooser
* Attorney-in-Fact

Dated: March 19, 2015

*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment Nos. 108 and 110 to the Registrant’s Registration Statement on Form N-1A on February 27, 2014 and July 10, 2014, respectively.

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase